ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2021
Accounts Payable And Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

8.    ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The following table presents GFL’s accounts payable and accrued liabilities for the periods indicated:

	December 31, 2021	December 31, 2020
Accounts payable	$565.7	$413.1
Accrued liabilities	355.7	277.0
Accrued interest	74.3	34.0
Accrued payroll and benefits	125.3	120.3
Deferred revenue	198.7	170.4
	$1,319.7	$1,014.8